Supplemental Cash Flow Information - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 13, 2014 USD ($)	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 27, 2014 USD ($)	Feb. 01, 2014 USD ($)
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations		$ 100,900	$ 94,500	$ 128,700
Income taxes paid		4,900	7,800	2,300
Acquisition cost of vessels and associated fixed-rate contracts		$ 344,987	191,969	194,255
Number of capital leases | lease		2
Value of service obligation		$ 8,233	20,065
Teekay Tangguh Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Advances to joint venture partner						$ 14,400
Skaugen
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts	$ 27,000			27,000
Cash payment on acquisition				21,600
Interest-bearing loan amount				5,400
Algeciras Spirit and Huelva Spirit
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel				56,200
Algeciras Spirit and Huelva Spirit | Capital Lease Obligations
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt				56,200
Newbuildings | Shipbuilding supervision and crew training services | BG Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Amounts due		$ 10,900	16,500	20,300	$ 20,300
Number of capital leases | lease		4
Value of service obligation		$ 22,600	$ 29,700		36,900
Newbuildings | Shipbuilding supervision and crew training services | Fair Value Asset (Liability)
Schedule Of Supplemental Cash Flow [Line Items]
Value of service obligation				$ 33,300
Newbuildings | Shipbuilding supervision and crew training services | Fair Value Asset (Liability) | BG Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Amounts due					16,500
Value of service obligation					$ 33,300